Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Notes to Financial Statements
Note 7. Related Party Transactions

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $3,750 per quarter through the quarter ended February 28, 2013. The amount was increased to $4,250 per quarter beginning with the Company’s third quarter ending on May 31, 2013. New Board member compensation is pro rated in their first quarter. During the three months ended May 31, 2014 and 2013, the Company incurred $8,500 and $12,750, respectively in cash based Board compensation. During the nine months ended May 31, 2014 and 2013, the Company incurred $29,750 and $40,500, respectively in cash based Board compensation.

The Company grants stock options and restricted common stock for services rendered by certain individuals, including the Company’s non-employee directors and sole officer, Mr. Conklin. During the nine months ended May 31, 2014, the Company's three directors each received a grant of 30,000 stock options with Mr. Conklin receiving a grant of 700,000 stock options (see “NOTE 4 - Stock Options” above). Additionally, each director was issued 10,000 shares of restricted common stock valued at $2.90 per share, the fair market value of the Company’s common stock on the date of issuance, which the Company expensed on the date of issue on January 9, 2014. In total, during the three months ended May 31, 2014 and 2013 the Company recognized net compensation expense related to stock options and restricted stock issued to the Company’s non-employee directors and executive of $231,883 and $48,820, respectively. During the nine months ended May 31, 2014 and 2013 the Company recognized net compensation expense related to stock options and restricted stock issued to the Company’s non-employee directors and executive of $214,059 and $256,898, respectively. These amounts include the reversal of compensation expense due to pre-vesting forfeitures.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of the Company’s directors, is a principal, has provided counsel to the Company since its inception. In July 2008, the Company asked Mr. Sierchio to join the Company’s Board. During the three months ended May 31, 2014 and 2013, the law firm of Sierchio & Company, LLP provided $18,275 and $18,550, respectively, of legal services. During the nine months ended May 31, 2014 and 2013, the law firm of Sierchio & Company, LLP provided $92,997 and $84,866, respectively, of legal services. At May 31, 2014, the Company owed Sierchio & Company, LLP $6,000 which is included in accounts payable.

On October 7, 2013, the Company entered into the Loan Agreement with Kalen Capital Corporation, a private corporation owning in excess of 10% of the Company’s issued and outstanding shares of common stock. In connection with the Loan Agreement, the Company issued a $3,000,000 Note and Series I Warrants (see “NOTE 2 - Convertible Promissory Note” above).

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $3,750 per quarter through the quarter ended February 28, 2013. The amount was increased to $4,250 per quarter beginning with our third quarter ending on May 31, 2013. New Board member compensation is pro rated in their first quarter. During the years ended August 31, 2013 and 2012, the Company incurred $59,618 and $91,200, respectively in cash based Board compensation. Additionally, the Company recognized stock compensation expense related to stock options granted for services rendered by non-employee directors of the Company, which is included in professional fees (See “Note 5 - Stock Options” above) during the years ended August 31, 2013 and 2012 of $176,699 and $90,297, respectively.

During his tenure as Director from March 21, 2011 through December 11, 2012, Mr. Peter Fusaro provided consulting services to the Company. In addition to the quarterly Board fees received as discussed above, during the year ended August 31, 2013 and 2012, the Company paid Mr. Fusaro $2,100 and $13,300, respectively.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of the Company’s directors, is a principal, has provided counsel to the Company since its inception. In July 2008, the Company asked Mr. Sierchio to join the Company’s Board. During the years ended August 31, 2013 and 2012, the law firm of Sierchio & Company, LLP provided $128,924 and $176,404, respectively, of legal services. At August 31, 2013, the Company owed Sierchio & Company, LLP $38,013 which is included in accounts payable.

On February 1, 2013, Kalen Capital Holdings LLC, a wholly owned subsidiary of Kalen Capital Corporation, a shareholder owning in excess of 5% of the Company’s issued and outstanding stock, purchased 1,843,750 shares of the Company’s common stock and a Series H Warrant to purchase 921,875 shares of the Company’s common stock for an aggregate purchase price of $1,180,000 pursuant to the registered public offering conducted by the Company (See “NOTE 4 – Stockholders’ Equity (Deficit)” above).

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.